Property and Equipment	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

4 – PROPERTY AND EQUIPMENT

Property and equipment consists of the following as of June 30, 2012:

2012
Building and improvements	$227,603
Furniture	119,811
Equipment	157,570
504,984
Less - Accumulated depreciation	115,193
Total	$389,791

Depreciation expense was approximately $23,000 and $15,000 for the six months ended June 30, 2012 and 2011, respectively, and was approximately $13,000 and $7,000 for the three months ended June 30, 2012 and 2011, respectively.

3 -  PROPERTY AND EQUIPMENT

Property and equipment consists of the following:

	December 31,
	2011	2010
Building and improvements	$227,603	$227,603
Furniture	118,187	108,139
Equipment	99,316	62,348
	445,106	398,090
Less - Accumulated depreciation	92,607	61,572
Total	$352,499	$336,518

Depreciation expense for the years ended December 31, 2011 and 2010 was approximately $31,000 and $16,000, respectively.